Advances for Vessels (Tables)	6 Months Ended
Jun. 30, 2021
Advances For Assets Acquisitions And Assets Under Construction [Abstract]
Advances for Vessel Acquisition and Vessels under Construction
Advances for vessels are comprised of the following:

Balance, December 31, 2020	9,126
Additions for advances, including capitalized expenses and interest	36,326
Transferred to vessel cost (refer to Note 3)	(14,247)
Balance, June 30, 2021	$31,205